Financial Liabilities at Amortized Cost (Details) - Schedule of composition saving accounts and time deposits - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Schedule of Composition Saving Accounts and Time Deposits [Abstract]
Time deposits	$ 13,723,090	$ 8,319,165
Term savings accounts	407,746	448,257
Other term balances payable	228,151	372,584
Total	$ 14,358,987	$ 9,140,006